Retained Earnings and Dividends Paid (Tables)	12 Months Ended
Dec. 31, 2022
Retained earnings [abstract]
Summary of Retained Earnings
(1)	Details of retained earnings as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Legal reserve (*)	￦	1,604,910	1,604,910
Voluntary reserves		33,282,817	27,782,969
Retained earnings (Undisposed deficit) before appropriations		10,370,517	(7,956,579)

Retained earnings	￦	45,258,244	21,431,300

(*)
The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in
capital or offset against accumulated deficit by the resolution of the shareholders.

Voluntary Reserves
(2)	Details of voluntary reserves as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	5,277,449
Reserve for research and human development (*)		330,000	330,000
Reserve for business expansion		27,465,368	21,965,520
Reserve for equalizing dividends		210,000	210,000

	￦	33,282,817	27,782,969

(*)
The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

Summary of Changes in Retained Earnings
(3)	Changes in retained earnings for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	51,134,330	45,258,244
Loss for the year attributed to owners of the controlling company		(5,304,522)	(24,466,853)
Changes in equity method retained earnings		3,609	12,305
Remeasurements of defined benefit liability, net of tax		201,067	626,769
Transfer of gain or loss on valuation of financial assets at FVOCI		4,388	—
Dividends paid		(780,628)	—
Additional paid-in capital and others		—	835

Ending balance	￦	45,258,244	21,431,300

Summary of Dividends Paid
(4)	Dividends paid for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2021
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	1,216	780,628

	2022
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

Changes in Retained Earnings of Investments in Associates And Joint Ventures
(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	361	3,970
Changes		3,609	12,305

Ending balance	￦	3,970	16,275

Summary of Changes in Reserve of Remeasurement
(6)	Changes in remeasurement components related to defined benefit liability for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	(169,234)	98,844
Changes		327,957	964,791
Income tax effect		(126,890)	(338,022)
Transfer to reserve for business expansion		67,011	(110,808)

Ending balance	￦	98,844	614,805